FLEMING CAPITAL
                             MUTUAL FUND GROUP, INC.

                               SEMI-ANNUAL REPORT



                                 March 31, 1999

















                                [FLEMING LOGO]

                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.


TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholder Letter and Comments from Investment Adviser
                  Fleming Fund..............................................   2
                  Fleming Fledgling Fund....................................   4

Schedules of Investments
                  Fleming Fund..............................................   6
                  Fleming Fledgling Fund....................................   9

Statements of Assets and Liabilities........................................  13

Statements of Operations....................................................  14

Statements of Changes in Net Assets.........................................  15

Financial Highlights........................................................  17

Notes To Financial Statements...............................................  19







THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FLEMING CAPITAL MUTUAL FUND GROUP, INC. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. DISTRIBUTOR: FIRST FUND DISTRIBUTORS, INC.

Fleming Fund
Semi-Annual report dated March 31, 1999

--------------------------------------------------------------------------------


Dear Shareholder:

The six month period under review got off to a shaky start as the net asset value (NAV) plunged to $9.74 by October 8th, below the initial launch price of $10. Fortunately the stock market rebounded and the NAV had recovered to $12.43 by year end, only to enter a period of stagnation in the first quarter of 1999. There were sporadic periods when the market leadership changed in favour of small cap and value stocks, but these periods were few and far between. The overwhelming trend has been, and continues to be, a widening valuation gap between the blue chip big cap growth stocks and the rest of the market. This trend has not favoured our conservative investment style, which attempts to reduce absolute risk by applying disciplined valuation criteria.

The silver lining of the gloomy relative performance cloud is that several of the fund's major positions are in companies whose stock prices do not reflect their positive business characteristics and growth prospects. A good example would be Midas, the automotive repair chain famous of its mufflers, but now offering a variety of services for the aging car population. New management has sold most of the company-owned stores so that the revenues now derive from royalties, parts sales and rent. This is a financial model with minimal capital employed and strong free cash flow. If various new initiatives can drive some store sales the earnings growth rate will accelerate and the stock's PE multiple of 15 should expand. Time will tell.

Since the end of the period the fund's performance has improved. Maybe April is not the cruelest month after all.


Sincerely,



Jonathan K.L. Simon
President and Portfolio Manager of the Fleming Fund

                                THE FLEMING FUND
                 VALUE OF $10,000 VS S&P 500 AND WILSHIRE 5000

                          Average Annual Total Returns
                           for Period Ending 3/31/99

                      Since Inception           One Year
                          16.49%                  3.41%
                          ------                  -----

            QUARTER      FLEMING FUND     S&P 500     WILSHIRE 5000
            -------      ------------     -------     -------------
            11/13/97       10,000.00      10,000.00      10,000.00
            11/30/97       10,200.00      10,431.00      10,239.00
            12/31/97       10,490.00      10,610.41      10,428.42
            1/31/98        10,570.23      10,728.19      10,484.73
            2/28/98        11,071.66      11,501.69      11,248.02
            3/31/98        11,934.13      12,090.58      11,810.42
            4/30/98        11,994.30      12,212.69      11,950.97
            5/31/98        11,853.90      12,002.63      11,633.07
            6/30/98        11,974.24      12,489.94      12,041.39
            7/31/98        11,362.50      12,357.55      11,777.69
            8/31/98        10,169.08      10,573.12       9,943.90
            9/30/98        10,650.46      11,250.85      10,593.24
            10/31/98       11,412.64      12,165.55      11,381.38
            11/30/98       12,124.67      12,902.78      12,098.40
            12/31/98       12,563.62      13,645.98      12,872.70
            1/31/99        12,331.15      14,216.38      13,346.41
            2/28/99        12,280.61      13,774.25      12,861.94
            3/31/99        12,341.26      14,325.22      13,358.41

Past performance is not predictive of future performance.


The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and Over-The-Counter market. The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data.

Fleming Fledgling Fund
Semi-Annual report dated March 31, 1999

--------------------------------------------------------------------------------

Dear Shareholder:

The six months to the end of March 31, 1999 saw a welcome recovery in your fund's net asset value; in total a return of 21.7 percent. This compared with a return of 10.0 percent for the Russell 2000 and a return of 12.9 percent for the Lipper Small Cap index and continues the fund's record of strong relative performance since its launch close to a year and a half ago.

However, relative to the market in general small cap stocks have continued to struggle, particularly in the past three months when supercaps and technology were the few areas working for investors, while the speculative frenzy continued unabated in the Internet space. Stocks in general were supported by positive economic news and a sense that momentum in corporate profits might be recovering slightly, outweighing a rising trend in interest rates and the distant rumblings of war in the Balkans. Signs of life in Asia also boosted confidence that the large multinationals might finally be able to diversify their reliance on the stalwart U.S. economy.

The stock market has never been so polarised in terms of valuation and performance. Although the liquidity driven supercap growth stocks and the Internet names present great cause for concern, in the broader market the fundamentals remain fairly sound and valuations are in touch with them.
Surprisingly perhaps, our flow of new ideas is stronger than ever, with virtually every recent trip generating one or more ideas worthy of inclusion in the portfolio. To make room for new names we continue to take a hard look at some tired positions, many of which are very cheap but which may remain that way for an indefinite period. The growth profile of the portfolio is edging up, although this is not reflected in a heavy weighting of conventional technology stocks. However, the application of new technology is really changing the way a lot of industries function, opening chinks in the armour of many established leaders and presenting exciting opportunities in all sectors of the market.

That being said, since the end of the period of review I am pleased to note that for the first time in a long time small cap stocks have started to outperform, in part driven by the rotation into cyclicals in the S&P 500. It remains to be seen whether this will be sustained or not.

Sincerely,


Christopher M.V. Jones
Vice President and Portfolio Manager of the Fleming Fledgling Fund

                           THE FLEMING FLEDGLING FUND
          VALUE OF $10,000 VS RUSSELL 2000 AND LIPPER SMALL CAP INDEX

                          Average Annual Total Return
                           for Period Ending 3/31/99

                        Since Inception         One Year
                        ---------------         --------
                             10.97%              -0.69%

QUARTER      FLEMING FLEDGLING FUND        RUSSELL 2000        LIPPER SMALL CAP
-------      ----------------------        ------------        ----------------
11/14/97            10,000.00               10,000.00             10,000.00
11/30/97             9,970.00                9,957.00              9,812.94
12/31/97            10,206.00               10,131.25              9,911.05
1/31/98             10,386.28                9,971.17              9,720.36
2/28/98             10,927.13               10,708.04             10,504.39
3/31/98             11,618.21               11,149.21             10,973.30
4/30/98             11,748.42               11,210.54             11,019.19
5/31/98             11,297.71               10,606.29             10,409.44
6/30/98             11,608.20               10,628.56             10,549.97
7/31/98             10,776.89                9,767.65              9,814.36
8/31/98              8,663.58                7,870.77              7,866.82
9/30/98              9,484.87                8,487.05              8,292.67
10/31/98            10,065.78                8,833.32              8,631.14
11/30/98            10,646.69                9,296.19              9,134.90
12/31/98            11,722.23                9,871.62              9,826.35
1/31/99             11,967.29               10,002.62              9,910.10
2/28/99             11,426.11                9,192.68              9,118.97
3/31/99             11,538.43                9,336.09              9,362.33

Past performance is not predictive of future performance.

The Russell 2000 Index is an unmanaged, capitalization weighted price only index which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The Lipper Small Cap Index measures the performance of the 30 largest mutual funds that invest primarily in companies with market capitalizations of less than $1 billion at time of purchase.

                                  FLEMING FUND

SCHEDULE OF INVESTMENTS MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
 Shares     COMMON STOCKS:  94.5%                                       Value
--------------------------------------------------------------------------------
            BANKS:  2.1%
    150     M & T Bank Corp.                                        $    71,850
                                                                    -----------

            BEVERAGES:  1.7%
  1,100     Brown-Forman Corp. - Class A                                 59,400
                                                                    -----------

            BUILDING RELATED:  5.8%
  7,000     Clayton Homes, Inc.                                          77,437
  1,300     Martin Marietta Materials                                    74,181
  2,300     Palm Harbor Homes, Inc.                                      50,025
                                                                    -----------
                                                                        201,643
                                                                    -----------

            COMMERCIAL SERVICES:  5.8%
  3,000     Convergys Corp.                                              51,375
  3,200     Dun & Bradstreet Corp.                                      114,000
  1,000     Equifax, Inc.                                                34,375
                                                                    -----------
                                                                        199,750
                                                                    -----------

            DISTRIBUTION/WHOLESALE:  1.6%
  2,500     VWR Scientific Products*                                     56,250
                                                                    -----------

            DIVERSIFIED FINANCIAL:  1.8%
  1,800     Legg Mason, Inc.                                             60,638
                                                                    -----------

            FINANCE:  4.2%
  1,250     American Express Co.                                        146,875
                                                                    -----------

            INSURANCE:  17.4%
  6,300     CNA Surety Corp.                                             77,963
  2,900     Horace Mann Educators                                        67,244
  1,000     Marsh & McLennan Companies, Inc.                             74,188
  3,630     Medical Assurance, Inc.                                     101,640
  1,500     NAC Re Corp.                                                 80,531
  2,000     Nationwide Financial Service                                 84,000
  1,000     Partner RE, LTD                                              40,500
  2,400     Torchmark Corp.                                              75,900
                                                                    -----------
                                                                        601,966
                                                                    -----------

            INVESTMENT MANAGEMENT:  2.0%
  3,487     Waddell & Reed Financial                                     69,304
                                                                    -----------

See Accompanying Notes to Financial Statements

                                  FLEMING FUND

--------------------------------------------------------------------------------
 Shares                                                                 Value
--------------------------------------------------------------------------------
            LODGING:  6.3%
  6,500     Marriott International, Inc.  Class A                   $   218,562
                                                                    -----------

            MEDIA:  11.4%
  1,000     Cox Radio, Inc.  Class A*                                    51,250
  1,650     E.W. Scripps Co.                                             73,013
  1,100     Gannett Co.                                                  69,300
  1,000     TCA Cable TV, Inc.                                           43,500
    300     Washington Post Co.  Class B                                156,450
                                                                    -----------
                                                                        393,513
                                                                    -----------

            MISCELLANEOUS MANUFACTURING:  3.0%
  1,500     Carlisle Companies, Inc.                                     70,125
  1,600     Hon Industries, Inc.                                         35,100
                                                                    -----------
                                                                        105,225
                                                                    -----------

            OILS & GAS PRODUCERS:  2.1%
  2,600     Devon Energy Corp.                                           71,662
                                                                    -----------

            REAL ESTATE:  4.4%
  6,000     Security Capital Group  Class B*                             80,250
  9,300     Security Cap. US Realty*                                     73,005
                                                                    -----------
                                                                        153,255
                                                                    -----------

            REITS:  6.1%
  4,600     Kimco Realty Corp.                                          169,625
  1,720     Public Storage, Inc.                                         43,000
                                                                    -----------
                                                                        212,625
                                                                    -----------

            RETAIL:  16.1%
  2,300     Dayton-Hudson Corp.                                         153,237
  6,500     Hancock Fabrics                                              41,031
  5,000     Midas, Inc.                                                 166,875
  1,100     Payless Shoesource, Inc.*                                    51,150
  2,500     Shopko Stores, Inc.*                                         74,688
  4,500     Vicorp Restaurants, Inc.*                                    72,000
                                                                    -----------
                                                                        558,981
                                                                    -----------

See Accompanying Notes to Financial Statements

                                  FLEMING FUND

--------------------------------------------------------------------------------
 Shares                                                                 Value
--------------------------------------------------------------------------------

            TELEPHONE COMMUNICATIONS:  1.9%
  3,000     Cincinnati Bell, Inc.                                        67,313
                                                                    -----------

            TOBACCO:  0.8%
    800     Philip Morris Companies, Inc.                           $    28,150
                                                                    -----------

            TOTAL COMMON STOCKS:  94.5%
            (cost $2,973,191)                                       $ 3,276,962
                                                                    -----------

            SHORT-TERM INVESTMENTS:  3.5%
            -----------------------------
121,449     Firstar Treasury Money Market Fund
            (cost $121,449)                                             121,449
                                                                    -----------

            TOTAL INVESTMENTS
            (cost $3,094,640):  98.0%                                 3,398,411
            Other Assets, less Liabilities:  2.0%                        70,123
                                                                    -----------
            NET ASSETS:  100.0%                                     $ 3,468,534
                                                                    ===========

            *Non-income producing security

See Accompanying Notes to Financial Statements

                             FLEMING FLEDGLING FUND

SCHEDULE OF INVESTMENTS MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
Shares      COMMON STOCKS:  90.9%                                      Value
--------------------------------------------------------------------------------
            ADVERTISING:  4.4%
  1,270     Advo, Inc.                                              $    24,527
    569     TMP Worldwide, Inc.*                                         36,878
                                                                    -----------
                                                                         61,405
                                                                    -----------

            AUTO PARTS:  3.9%
  3,300     Jason, Inc.*                                                 28,050
    860     Keystone Automotive Industries, Inc.*                        13,975
  2,790     Tyler Corp.                                                  12,206
                                                                    -----------
                                                                         54,231
                                                                    -----------

            BANKS:  5.0%
    620     Investors Financial Services Corp.                           17,825
     80     M & T Bank Corp.                                             38,320
    500     Texas Regional Bancshares                                    13,500
                                                                    -----------
                                                                         69,645
                                                                    -----------

            CHEMICALS:  3.5%
  1,315     The Scotts Co.*                                              49,148
                                                                    -----------


            COMMERCIAL SERVICES:  14.8%
  2,550     Ace Cash Express, Inc.*                                      32,512
  1,400     Acnielson Corp.*                                             37,975
  1,100     Coinmach Laundry Corp.*                                      11,275
    370     Duff & Phelps Credit Rating                                  19,378
    460     Envoy Corp.                                                  20,240
  1,550     Interim Services, Inc.*                                      23,250
    515     Iron Mountain, Inc.                                          16,094
  1,725     Rental Service Corp.*                                        30,188
    600     Sylvan Learning Systems                                      16,425
                                                                    -----------
                                                                        207,337
                                                                    -----------

            CONSULTING SERVICES:  2.0%
    400     T. Rowe Price Associates                                     13,750
    415     Superior Consultants Holdings*                               14,162
                                                                    -----------
                                                                         27,912
                                                                    -----------

            DATA PROCESSING:  1.4%
    400     Choicepoint, Inc.*                                           19,950
                                                                    -----------

See Accompanying Notes to Financial Statements

                             FLEMING FLEDGLING FUND

--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
            DISTRIBUTION/WHOLESALE:  4.9%
    195     CDW Computer Centers, Inc.                              $    13,455
  1,700     Daisytek International Corp.                                 28,263
    810     Scansource, Inc.                                             14,479
    540     Tech Data Corp.*                                             12,386
                                                                    -----------
                                                                         68,583
                                                                    -----------

            ELECTRICAL COMPONENTS & EQUIPMENT:  1.1%
    350     Jabil Circuit, Inc.                                          14,175
     25     Richie Brothers*                                                842
                                                                    -----------
                                                                         15,017
                                                                    -----------

             ELECTRONICS:  3.9%
    760      Cyberoptics Corp.                                            9,880
  1,580      Kemet Corp.                                                 18,170
    500      Pittway Corp.  Class A                                      13,250
    280      Solectron Corp.                                             13,598
                                                                    -----------
                                                                         54,898
                                                                    -----------

            HAND/MACHINE TOOLS:  2.4%
  1,225     Applied Power, Inc.  Class A                                 33,381
                                                                    -----------

            HEALTH CARE:  2.7%
  1,050     Hanger Orthopedic Group*                                     14,175
    720     Staar Surgical Co.*                                           5,580
    700     Henry Schein, Inc.                                           17,675
                                                                    -----------
                                                                         37,430
                                                                    -----------

            INSURANCE BROKERS:  1.1%
    450     Poe & Brown, Inc.                                            14,934
                                                                    -----------

            LEISURE TIME:  1.8%
  1,550     American Classic Voyages*                                    25,188
                                                                    -----------

            MEDIA:  8.8%
    720     Jones Intercable, Inc. - Class A *                            28,395
  1,500     Penton Media, Inc.                                           33,750
    700     Primedia, Inc.*                                               9,800
  1,405     TV Guide Inc. - Class A                                       51,809
                                                                    -----------
                                                                        123,754
                                                                    -----------

See Accompanying Notes to Financial Statements

                             FLEMING FLEDGLING FUND

--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
            MISCELLANEOUS MANUFACTURING:  3.3%
    400     Carbo Ceramics Inc.                                     $     8,650
    400     Ivex Packaging Corp.                                          6,075
  1,280     Mettler-Toledo International*                                 31,680
                                                                    -----------
                                                                         46,405
                                                                    -----------

            OILS & GAS PRODUCERS:  1.7%
  1,065     Newfield Exploration Co.*                                    24,096
                                                                    -----------


            REAL ESTATE INVESTMENT MGMT.:  4.6%
  1,700     Grubb & Ellis Co.*                                           11,262
    880     Prologis Trust                                               18,040
  1,250     SL Green Realty Corp.                                        23,515
    600     Trammel Crow Co.*                                            11,100
                                                                    -----------
                                                                         63,917
                                                                    -----------

            REITS:  0.9%
    330     Kimco Realty Corp.                                           12,168
                                                                    -----------

            RETAIL:  5.0%
    937     Regis Corp.                                                  24,948
    972     Sonic Corp.                                                  26,183
    750     Tractor Supply Co.*                                          19,172
                                                                    -----------
                                                                         70,303
                                                                    -----------

            SEMICONDUCTORS:  1.6%
    540     Xilinx Inc.                                                  21,904
                                                                    -----------

            SOFTWARE:  5.7%
    550     Acxiom Corp.*                                                14,575
    640     Advent Software, Inc.                                        32,000
    580     CSG Systems Int'l, Inc.                                      22,874
    950     Integrated Systems, Inc.                                     12,172
                                                                    -----------
                                                                         81,621
                                                                    -----------

            TRANSPORTATION:  6.4%
  1,045     Air Express International                                    15,806
    285     Expeditors International Wash, Inc.                          15,390
  2,000     Forward Air Corp.                                            26,250
    675     Heartland Express, Inc.*                                     10,252
                                                                    -----------

See Accompanying Notes to Financial Statements

                             FLEMING FLEDGLING FUND

--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------

            TRANSPORTATION:  6.4%  CONTINUED
    490     Pittston Brink's Group                                  $    11,515
    450     Swift Transportation Co.                                     11,644
                                                                    -----------
                                                                         90,857
                                                                    -----------

            TOTAL COMMON STOCKS:  90.9%
            (cost $1,217,966)                                       $ 1,274,084
                                                                    -----------

            SHORT-TERM INVESTMENTS:  6.1%
            -----------------------------
 85,656     Star Treasury Money Market Fund
            (cost $85,656)                                               85,656
                                                                    -----------

            TOTAL INVESTMENTS
            (cost $1,303,622):  97.0%                                 1,359,740
            Other Assets, less Liabilities:  3.0%                        42,166
                                                                    -----------
            NET ASSETS:  100.0%                                     $ 1,401,906
                                                                    ===========

            *Non-income producing security

See Accompanying Notes to Financial Statements

                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.

STATEMENTS OF ASSETS AND LIABILITIES, MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      FLEMING
                                                       FLEMING       FLEDGLING
                                                         FUND          FUND
                                                     -----------    -----------
ASSETS
Investments securities at value
  (cost $3,094,640 and $1,303,622 respectively)      $ 3,398,411    $ 1,359,740
                                                     -----------    -----------

Receivables:
   Dividends and interest                                  3,494          1,306
   Investment securities sold                             95,510          3,933
   From Adviser                                           19,897         22,092
Deferred organization costs, net                          50,417         50,460
Other assets                                               9,245          1,469
                                                     -----------    -----------
   Total assets                                      $ 3,576,974    $ 1,439,000
                                                     -----------    -----------

LIABILITIES
Payable:
   For investment securities purchased                    74,650             --
Other accrued expenses                                    33,790         37,094
                                                     -----------    -----------
      Total liabilities                                  108,440         37,094
                                                     -----------    -----------
NET ASSETS                                           $ 3,468,534    $ 1,401,906
                                                     ===========    ===========

COMPOSITION OF NET ASSETS

Paid-in capital                                      $ 3,075,131    $ 1,261,207
Accumulated net investment loss                           (3,370)        (7,535)
Accumulated undistributed net realized gain
  on investments                                          93,002         92,116
Net unrealized appreciation on investments               303,771         56,118
                                                     -----------    -----------
Net assets                                           $ 3,468,534    $ 1,401,906
                                                     ===========    ===========

Number of shares issued and outstanding
  (unlimited shares authorized no par value)             284,010        124,016
                                                     ===========    ===========

Net asset value per share                            $     12.21    $     11.30
                                                     ===========    ===========

See Accompanying Notes to Financial Statements.

                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.

STATEMENTS OF OPERATIONS (UNAUDITED)

----------------------------------------------------------------------------------------
                                                                           FLEMING
                                                         FLEMING          FLEDGLING
                                                          FUND               FUND
                                                    -----------------  -----------------
                                                     October 1, 1998    October 1, 1998
                                                    to March 31, 1999  to March 31, 1999
                                                    -----------------  -----------------
INVESTMENT INCOME:
INCOME:
   Dividend income                                      $  17,596         $   2,723
   Interest income                                          3,439             2,450
                                                        ---------         ---------
      Total income                                         21,035             5,173

EXPENSES:
   Advisory fees                                           14,791             6,463
   Custodian fees                                           2,917             2,917
   Administration fees                                     19,945            19,945
   Fund accounting fees                                     9,972             9,972
   Transfer agent fees                                      7,231             7,231
   Legal fees                                               4,987             4,987
   Insurance                                                3,491             3,491
   Audit fees                                               8,947             9,207
   Reports to shareholders                                  1,496             1,496
   Registration fees                                        1,198             1,198
   Directors fees                                           4,113             4,113
   Amortization of deferred organization costs              6,881             6,881
   Miscellaneous expenses                                   2,493             2,493
                                                        ---------         ---------
       Total expenses                                      88,462            80,394
                                                        ---------         ---------
       Expenses reimbursed/waived                         (67,921)          (71,669)
                                                        ---------         ---------
        Net expenses                                       20,541             8,725
                                                        ---------         ---------
NET INVESTMENT INCOME (LOSS)                                  494            (3,552)
                                                        ---------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                         40,507            67,910
  Net change in unrealized appreciation on investments    416,892           177,940
  Net realized and unrealized gain on investments         457,399           245,850
                                                        ---------         ---------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                            $ 457,893         $ 242,298
                                                        =========         =========

See Accompanying Notes to Financial Statements.

                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.

STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------
                                                                    FLEMING FUND

                                                   October 1, 1998     November 13, 1997*
                                                  to March 31, 1999   to September 30, 1998
                                                  -----------------   ---------------------
                                                     (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                             $       494          $    14,836
   Net realized gain on investments                       40,507               52,495
   Net change in unrealized appreciation
     (depreciation) on investments                       416,892             (113,121)
                                                     -----------          -----------
   Net increase (decrease) in net assets
      resulting from operations                          457,893              (45,790)
                                                     -----------          -----------

Distributions to shareholders:
   From net investment income                            (26,443)              (3,632)
                                                     -----------          -----------

Capital share transactions:
   Proceeds from shares sold                             140,967            3,048,047
   Net asset value of shares issued on
      reinvestment of distributions                       23,827                3,632
   Cost of shares redeemed                                  (480)            (229,487)
                                                     -----------          -----------
   Net increase from capital share transactions          164,314            2,822,192
                                                     -----------          -----------

NET INCREASE IN NET ASSETS                               595,764            2,772,770


NET ASSETS
Beginning of period                                    2,872,770              100,000
                                                     -----------          -----------
End of period (including undistributed and
  (distributions in excess of) net investment
  income of ($3,370) and $22,579, respectively)      $ 3,468,534          $ 2,872,770
                                                     ===========          ===========

CHANGE IN SHARES
Shares sold                                               11,657              280,770
Shares issued on reinvestment of distributions             1,946                  347
Shares redeemed                                              (38)             (20,672)
                                                     -----------          -----------
   Net increase                                           13,565              260,445
                                                     ===========          ===========

* Commencement of operations

See Accompanying Notes to Financial Statements.

                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.

STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------
                                                                FLEMING FLEDGLING FUND
                                                      -----------------------------------------
                                                       October 1, 1998     November 14, 1997*
                                                      to March 31, 1999   to September 30, 1998
                                                      -----------------   ---------------------
                                                         (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations:

   Net investment loss                                  $    (3,552)          $    (3,225)
   Net realized gain on investments                          67,910                39,511
   Net change in unrealized appreciation
     (depreciation) on investments                          177,940              (121,823)
                                                        -----------           -----------
   Net increase (decrease) in net assets
      resulting from operations                             242,298               (85,537)
                                                        -----------           -----------

Distributions to shareholders:
   From net investment income                               (10,499)               (1,608)
   From net realized gain on investment transactions        (15,305)                   --
                                                        -----------           -----------
   Total distributions                                      (25,804)               (1,608)
                                                        -----------           -----------

Capital share transactions:
   Proceeds from shares sold                                 53,435             1,190,227
   Net asset value of shares issued on
      reinvestment of distributions                          25,336                 1,608
   Cost of shares redeemed                                      (28)              (98,021)
                                                        -----------           -----------
   Net increase from capital share transactions              78,743             1,093,814
                                                        -----------           -----------

NET INCREASE IN NET ASSETS                                  295,237             1,006,669


NET ASSETS
Beginning of period                                       1,106,669               100,000
                                                        -----------           -----------
End of period (including undistributed
  (distributions in excess of) net investment
  income of ($7,535) and $6,517, respectively)          $ 1,401,906           $ 1,106,669
                                                        ===========           ===========

CHANGE IN SHARES
Shares sold                                                   4,872               116,718
Shares issued on reinvestment of distributions                2,266                   158
Shares redeemed                                                  (3)               (9,995)
                                                        -----------           -----------
   Net increase                                               7,135               106,881
                                                        ===========           ===========

* Commencement of operations

See Accompanying Notes to Financial Statements.

                    FLEMING CAPITAL MUTUAL FUND GROUP, INC.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

--------------------------------------------------------------------------------

                                                          FLEMING FUND
                                            -----------------------------------------
                                             October 1, 1998     November 13, 1997*
                                            to March 31, 1999   to September 30, 1998
                                            -----------------   ---------------------
                                               (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD               $10.62               $10.00
                                                   ------               ------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                  --                 0.11
Net Realized and Unrealized Gains
   on Investments                                    1.69                 0.54
                                                   ------               ------
Total from Investment Operations                     1.69                 0.65
                                                   ------               ------

LESS DISTRIBUTIONS:
Dividends from net investment income                (0.10)               (0.03)
                                                   ------               ------

NET ASSET VALUE, END OF PERIOD                     $12.21               $10.62
                                                   ======               ======

Total Return+                                      15.88%                6.50%

Net Assets at End of Period ('000)                 $3,469               $2,873

Ratio of Expenses to Average Net Assets
Before Expense Reimbursement++                      5.38%                7.72%
After Expense Reimbursement++                       1.25%                1.25%

Ratio of Net Investment Income to Average
  Net Assets (Net of Expense Reimbursement)++       0.03%                0.73%

Portfolio Turnover Rate+                           53.77%               73.34%

* Commencement of operations

+ Not annualized

++ Annualized

See Accompanying Notes to Financial Statements.

                    FLEMING CAPITAL MUTUAL FUND GROUP, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

-------------------------------------------------------------------------------------
                                                      FLEMING FLEDGLING FUND
                                            -----------------------------------------
                                             October 1, 1998     November 13, 1997*
                                            to March 31, 1999   to September 30, 1998
                                            -----------------   ---------------------
                                               (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD             $  9.47              $ 10.00
                                                 -------              -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                       (0.03)                0.08
Net Realized and Unrealized Gains
   on Investments                                   2.08                (0.59)
                                                 -------              -------
Total from Investment Operations                    2.05                (0.51)
                                                 -------              -------

LESS DISTRIBUTIONS:
Dividends from net investment income               (0.09)               (0.02)
Dividends from net realized gains
  on investments                                   (0.13)                  --
                                                 -------              -------
Total Distributions                                (0.22)               (0.02)
                                                 -------              -------
NET ASSET VALUE, END OF PERIOD                   $ 11.30              $  9.47
                                                 =======              =======

Total Return+                                      21.65%               (5.15%)

Net Assets at End of Period ('000)               $ 1,402              $ 1,107

Ratio of Expenses to Average Net Assets
Before Expense Reimbursement++                     12.42%               13.84%
After Expense Reimbursement++                       1.35%                1.35%

Ratio of Net Investment Loss to Average
  Net Assets (Net of Expense Reimbursement)++      (0.55%)              (0.30%)

Portfolio Turnover Rate+                           36.52%               35.47%


* Commencement of operations

+ Not annualized

++ Annualized

See Accompanying Notes to Financial Statements.

                   FLEMING CAPITAL MUTUAL FUND GROUP, INC.

                                 MARCH 31, 1999

                                   (UNAUDITED)

--------------------------------------------------------------------------------

(1)      ORGANIZATION

         The Fleming Capital Mutual Fund Group, Inc., (the "Group"), was organized as a Maryland corporation on August 19, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Group consist of two separate series: the Fleming Fund and the Fleming
         Fledgling Fund (each a "Fund" and collectively the "Funds"). Robert Fleming, Inc. (the "Adviser") serves as the investment adviser to the Funds and purchased 10,000 shares of each Fund on September 26, 1997. Investment operations began on November 13, 1997 for the Fleming Fund and November 14, 1997 for the Fleming Fledgling Fund.

(2)      SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Group in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions. Expenses directly attributable to each Fund are charged to that Fund=s operations; expenses which are applicable to both Funds are allocated among them on a pro-rata basis.

         (a)      Investment Valuation

                  Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are traded. Short-term investments with maturities of sixty days or less are valued at amortized cost. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

                  Repurchase Agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the

                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.

                                 MARCH 31, 1999

                                   (UNAUDITED)

--------------------------------------------------------------------------------

                  obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.


         (b)      Organization Costs

                  Costs incurred by the Funds in connection with their organization, registration and the initial public offering of shares have been deferred and are amortized over 5 years. If any of the original shares of the Funds are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares outstanding at the time of redemption.

         (c)      Federal Income and Excise Taxes

                  The Funds intend to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

         (d)      Distributions to Shareholders

                  Dividends from net investment income are generally declared and paid annually. Distributions of net realized gains, if any, are generally declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

                  Due to permanent book to tax differences relating to the treatment of deferred organizational expenses, the Fleming Fund and the Fleming Fledgling Fund reclassified $11,375 and $11,350, respectively, from accumulated undistributed net investment income (loss) to paid-in-capital. These reclassifications had no effect on net assets of the Funds.

                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.

                                 MARCH 31, 1999

                                   (UNAUDITED)

--------------------------------------------------------------------------------

         (e)      Investment Transactions and Investment Income

                  Investment transactions are accounted for on trade date. The Funds determine the gain or loss realized from investment transactions using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified costs of investments.


(3)      INVESTMENT ADVISER AND OTHER TRANSACTIONS WITH AFFILIATES

         The Group has an Investment Advisory Agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds pay the Adviser equal to the following annual percentage of average daily net assets:

                  Fleming Fund              0.90%
                  Fledgling Fund            1.00%

         The Adviser has agreed to voluntarily reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the annual expense limitation of 1.25% for the Fleming Fund and 1.35% for the Fleming Fledgling Fund of average daily net assets. For the six months ended March 31, 1999, the Adviser reimbursed and waived $67,921 of expenses for the Fleming Fund and $71,669 for the Fleming Fledgling Fund. The Investment Advisory Agreement permits the Adviser to seek reimbursement of any reductions made to its advisory fees and payments made to limit expenses which are the responsibility of the Funds within the three-year period following such reduction, subject to the Funds ability to effect such reimbursement and remain in compliance with applicable expense limitations.

         Investment Company Administration, L.L.C. is the Administrator to the Funds pursuant to an administration agreement. Each Fund pays the Administrator an annual fee equal to 0.10% of the first $200 million of average daily net assets, 0.05% of the next $300 million, and 0.03% assets over $500 million, payable monthly and subject to a minimum annual fee of $40,000 per Fund.

         First Fund Distributors, Inc. serves as the Distributor to the Funds pursuant to a Distribution Agreement. The Distributor receives no fee for its distribution services.

                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.

                                 MARCH 31, 1999

                                   (UNAUDITED)

--------------------------------------------------------------------------------

         Each independent Director is compensated by the Group at an annual rate of $5,000, plus related travel expense.

         Certain officers of the Adviser, Administrator and Distributor are also officers and/or Directors of the Funds.

(4)      INVESTMENT TRANSACTIONS

         For the six months ended March 31, 1999, the aggregate purchases and sales of securities, excluding short-term investments, for the Funds are summarized below:

                                                              Fleming
                                Fleming Fund               Fledgling Fund
                                ------------               --------------
               Purchases         $1,557,235                   $381,233
               Sales              1,534,983                    411,997

         At March 31, 1999, the Fleming Fund and the Fleming Fledgling Fund had gross unrealized appreciation and depreciation of investments, based on cost for the federal income tax purposes of $3,094,640 and $1,303622 respectively, as follows:

                                                                    Fleming
                                                Fleming Fund    Fledgling Fund
Gross appreciation                              $  429,290        $  215,441
Gross depreciation                                (125,519)         (159,323)
                                                ----------        ----------
Net unrealized appreciation on investments      $  303,771        $   56,118
                                                ==========        ==========